THIRD QUARTER REPORT

September 30, 2002

Morgan Stanley Global Opportunity Bond Fund, Inc.

DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James W. Garrett
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank 73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800)278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

(C)2002 Morgan Stanley

Morgan Stanley
Global Opportunity Bond Fund, Inc.

Morgan Stanley
Investment Management Inc.
Investment Adviser

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

Overview

LETTER TO STOCKHOLDERS

For the nine months ended September 30, 2002, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -13.18% compared to -1.00% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the "Index"). The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At September 30, 2002, the Fund's investments in debt instruments were comprised of 58% emerging markets debt securities and 42% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On September 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $5.87, representing a 0.7% premium to the Fund's net asset value per share.

MARKET REVIEW

Both the high yield and emerging markets debt (EMD) asset classes experienced a poor nine months with significant declines in May, June, July and September. Accounting scandals rocked the high yield market in the second quarter as Worldcom, Adelphia and Xerox all announced accounting "irregularities". In EMD, politics in Brazil continued to weigh on the market and both high yield and EMD were impacted by the widespread belief that the global economy is declining. After a robust first quarter, the pace of economic activity in the U.S. moderated and investors became concerned about whether the global economies were about to sink back into a recession. Global equity and credit markets reacted negatively to the reduced expectations for global growth and the negative sentiment was exacerbated by accounting scandals in the U.S.

In the high yield portion of the Fund, security selection in the telecommunications, cable, utility and wireless sectors detracted from the relative performance in the third quarter. Our higher quality portfolio helped the returns over the most recent months, as well as our underweight positions in aerospace and utility sectors. In the emerging markets portion, underweights to most of the Asian countries hurt performance, while overweights in Panama and Argentina, and an underweight to Ecuador added to returns. We have maintained a close-to-benchmark market weighting in Brazil while holding more defensive securities. This benefited the returns in both July and September when Brazil traded down in price.

In high yield, we have increased our exposure to some of the more cyclical industries as we believe these will perform well if the economy continues to grow. We are also underweight several of the sectors related to the consumer, as we believe consumer spending will lag the growth of the overall economy. In EMD, we are maintaining a risk posture that is close to the Index with overweights in Mexico, Morocco, Colombia and Qatar. The main underweight positions are in most of the Asian countries along with Turkey and Nigeria.

MARKET OUTLOOK

The global high yield markets have experienced high volatility and significant price declines over the past several months. We believe that these markets have a strong potential to post much better returns over the next year as the global economies continue to grow and the default rate declines in the U.S. high yield market.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director
October 2002

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

September 30, 2002

INVESTMENT SUMMARY

HISTORICAL INFORMATION (UNAUDITED)

                                                                           TOTAL RETURN (%)
                                          --------------------------------------------------------------------------------
                                                MARKET VALUE(1)           NET ASSET VALUE(2)              INDEX(3)
                                          --------------------------------------------------------------------------------
                                                           AVERAGE                     AVERAGE                     AVERAGE
                                          CUMULATIVE        ANNUAL     CUMULATIVE       ANNUAL     CUMULATIVE       ANNUAL
--------------------------------------------------------------------------------------------------------------------------
Year-to-Date                                   (9.37)%          --         (13.18)%         --          (1.00)%         --
One Year                                      (10.24)       (10.24)%        (5.97)       (5.97)%         1.77         1.77%
Five Year                                     (22.12)        (4.88)        (27.46)       (6.22)         14.09         2.67
Since Inception*                               30.74          3.26          29.85         3.18          94.65         8.31

Past performance is not predictive of future performance.

[CHART]

RETURNS AND PER SHARE INFORMATION

                                                                                                                       NINE MONTHS
                                                                                                                          ENDED
                                                                YEAR ENDED DECEMBER 31,                                SEPTEMBER 30,
                                ----------------------------------------------------------------------------------------------------
                                 1994*        1995       1996        1997       1998       1999        2000       2001      2002
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share       $12.25      $12.99     $14.86      $13.74      $9.64     $10.56      $ 9.01      $7.31    $ 5.83
Market Value Per Share          $12.50      $12.50     $14.63      $13.13      $8.31     $ 8.38      $ 7.75      $7.06    $ 5.87
Premium/(Discount)                 2.0%      (3.8)%      (1.5)%      (4.4)%    (13.8)%    (20.6)%     (14.0)%     (3.4)%     0.7%
Income Dividends                $ 0.91      $ 1.59     $ 1.49      $ 1.30      $1.18     $ 1.05      $ 1.13      $0.98    $ 0.56
Capital Gains Distributions         --          --     $ 0.50      $ 2.30      $0.06         --          --         --        --
Fund Total Return(2)             (6.42)%     20.34%     31.45%      17.38%    (21.57)%    22.73%      (3.14)%    (7.82)%  (13.18)%
Index Total Return(3)            (0.85)%     22.16%     23.50%      12.52%     (4.74)%    13.44%       4.24%      3.69%    (1.00)%

(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Fund uses as its benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of September 30, 2002, the Fund's investment in debt instruments was comprised of 58% emerging markets debt securities and 42% U.S. high yield securities.
 *   The Fund commenced operations on May 27, 1994.

   FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVELY HIGHER DEGREE OF VOLATILITY.

   HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

September 30, 2002 (Unaudited)

PORTFOLIO SUMMARY

ALLOCATION OF TOTAL INVESTMENTS*

[CHART]

Debt Securities        96.1%
Equity Securities       2.0%
Short-Term Investments  1.9%

COUNTRY WEIGHTINGS*

[CHART]

United States            42.3%
Mexico                   10.8%
Brazil                    8.2%
Russia                    8.0%
Venezuela                 3.7%
Other                    27.0%


Ten Largest Holdings**

                                                          PERCENT OF
                                                               TOTAL
                                                         INVESTMENTS
--------------------------------------------------------------------
1.    United Mexican States, 'A'
      9.875%, 2/1/10 (Mexico)                                    3.5%
2.    Russian Federation
      12.75%, 6/24/28 (Russia)                                   3.0
3.    Federative Republic of Brazil Bond, 'C'
      8.00%, 4/15/14 (Brazil)                                    2.7
4.    Government of Malaysia
      7.50%, 7/15/11 (Malaysia)                                  2.5
5.    United Mexican States MTN
      8.30%, 8/15/31 (Mexico)                                    2.4

6.   Federative Republic of Brazil Bond 'Z-L'
     3.063%, 4/15/24 (Brazil)                                    1.8
7.   Russian Federation
     10.00%, 6/26/07 (Russia)                                    1.6
8.   Republic of Venezuela Debt Conversion Bond, 'DL'
     2.875%, 12/18/07 (Venezuela)                                1.6
9.   Federative Republic of Brazil Global Bond
     8.875%, 4/15/24 (Brazil)                                    1.6
10.  Republic of Venezuela
     9.25%, 9/15/27 (Venezuela)                                  1.6
                                                                ----
                                                                22.3%
                                                                ====

*    Percent of Total Investments
**   Excludes Short-Term Investments

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                              FACE
                                                             AMOUNT     VALUE
                                                             (000)      (000)
-------------------------------------------------------------------------------
DEBT INSTRUMENTS (96.1%)
===============================================================================
Algeria (0.4%)
SOVEREIGN (0.4%)
 Algerian Loan Agreement Tranche 1
   7.188%, 3/31/10                                       $     143     $  132
===============================================================================
Argentina (1.6%)
CORPORATE (0.0%)
  CTI Holdings SA
   0.00%, 4/15/08                                              295         15
-------------------------------------------------------------------------------
SOVEREIGN (1.6%)
 Republic of Argentina
   11.375%, 3/15/10                                            700        140
   11.75%, 4/7/09                                              380         80
   11.75%, 6/15/15                                             180         38
 Republic of Argentina Par Bond, 'L-GP'
   6.00%, 3/31/23                                              490        220
-------------------------------------------------------------------------------
                                                                          478
-------------------------------------------------------------------------------
                                                                          493
===============================================================================
Australia (0.3%)
CORPORATE (0.3%)
 Murrin Murrin Holdings Property Ltd.
   9.375%, 8/31/07                                             400(a)      98
-------------------------------------------------------------------------------
Brazil (8.2%)
SOVEREIGN (8.2%)
 Federative Republic of Brazil Bond, 'C' PIK
   8.00%, 4/15/14                                             1,687       814
 Federative Republic of Brazil Bond, 'L'
   3.125%, 4/15/09                                             395        206
 Federative Republic of Brazil Bond, 'Z-L'
   3.063%, 4/15/24                                             980        534
 Federative Republic of Brazil Debt
   Conversion Bond, 'L'
   3.125%, 4/15/12                                            1,020       402
 Federative Republic of Brazil Global Bond
   8.875%, 4/15/24                                            1,220       488
   12.25%, 3/6/30                                               80         37
-------------------------------------------------------------------------------
                                                                        2,481
===============================================================================
Bulgaria (0.7%)
SOVEREIGN (0.7%)
 Republic of Bulgaria
   8.25%, 1/15/15                                              142        145
 Republic of Bulgaria Front-Loaded Interest
   Reduction Bond, 'A'
   2.688%, 7/28/12                                              60         60
-------------------------------------------------------------------------------
                                                                          205
===============================================================================
Canada (2.4%)
CORPORATE (2.4%)
 Acetex Corp.
   10.875%, 8/1/09                                              80         84
 Air Canada
   10.25%, 3/15/11                                             205        112
 GT Group Telecom, Inc.
   0.00%, 2/1/10                                               625(a)      --@
 Husky Oil Ltd.
   8.90%, 8/15/28                                              245        278
 Norske Skog Canada
   8.625%, 6/15/11                                             110        105
 Pacifica Papers, Inc.
   10.00%, 3/15/09                                              75         75
 Quebecor Media, Inc.
   0.00%, 7/15/11                                               35         16
   11.125%, 7/15/11                                             80         64
-------------------------------------------------------------------------------
                                                                          734
===============================================================================
Colombia (2.1%)
SOVEREIGN (2.1%)
 Republic of Colombia
   10.00%, 1/23/12                                             360        288
   10.50%, 7/9/10                                              410        337
-------------------------------------------------------------------------------
                                                                          625
===============================================================================
Croatia (0.4%)
SOVEREIGN (0.4%)
 Croatia Government International Bond, 'A'
   2.688%, 7/31/10                                             109        108
===============================================================================
Denmark (0.0%)
CORPORATE (0.0%)
 Callahan Nordrhein-Westfalen
   14.00%, 7/15/10                                             325(a)       9
===============================================================================
Dominican Republic (0.3%)
SOVEREIGN (0.3%)
 Dominican Republic Bond
   9.50%, 9/27/06                                               90         94
===============================================================================
Indonesia (0.7%)
CORPORATE (0.7%)
 Pindo Deli Finance (Mauritius)
   10.75%, 10/1/07                                             400(a)      94
 Tjiwi Kimia Finanace Mauritius Ltd.
   10.00%, 8/1/04                                              110(a)      30
 Tjiwi Kimia International Global Bond
   13.25%                                                      390(a)     100
-------------------------------------------------------------------------------
                                                                          224
===============================================================================

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                              FACE
                                                             AMOUNT     VALUE
                                                             (000)      (000)
-------------------------------------------------------------------------------
Ireland (0.4%)
CORPORATE (0.4%)
 MDP Acquisitions plc
   10.125%, 9/30/12                                      EUR   125     $  121
===============================================================================
Ivory Coast (0.4%)
SOVEREIGN (0.4%)
 Republic of Ivory Coast Bond
   2.00%, 3/29/18                                        $     390         70
 Republic of Ivory Coast Front-Loaded
   Interest Reduction Bond
   2.00%, 3/29/18                                              328         62
-------------------------------------------------------------------------------
                                                                          132
===============================================================================
Luxembourg (0.7%)
CORPORATE (0.7%)
 Messer Griesheim Holdings AG
   10.375%, 6/1/11                                       EUR   150        151
 Tyco International Group SA
   6.75%, 2/15/11                                        $      60         50
-------------------------------------------------------------------------------
                                                                          201
===============================================================================
Malaysia (2.5%)
SOVEREIGN (2.5%)
 Government of Malaysia
   7.50%, 7/15/11                                              650        752
===============================================================================
Mexico (10.8%)
CORPORATE (2.7%)
 Grupo Iusacell SA de CV
   14.25%, 12/1/06                                              45         16
 Maxcom Telecomunicaciones
   0.00%, 3/1/07                                                95(d)      29
 Pemex Master Trust
   8.625%, 2/1/22                                              150        144
 Pemex Project Funding Master Trust
   9.125%, 10/13/10                                            350        374
 Petroleos Mexicanos
   9.50%, 9/15/27                                              250        257
-------------------------------------------------------------------------------
                                                                          820
===============================================================================
SOVEREIGN (8.1%)
 United Mexican States
   10.375%, 2/17/09                                            160        186
   11.375%, 9/15/16                                            385        473
 United Mexican States MTN
   8.30%, 8/15/31                                              760        741
 United Mexican States, 'A'
   9.875%, 2/1/10                                              940      1,067
-------------------------------------------------------------------------------
                                                                        2,467
-------------------------------------------------------------------------------
                                                                        3,287
===============================================================================

Morocco (1.2%)
SOVEREIGN (1.2%)
 Kingdom of Morocco, 'A'
   2.563%, 1/2/09                                              412        363
===============================================================================
Netherlands (0.3%)
CORPORATE (0.3%)
 KPNQwest NV
   10.00%, 3/15/12                                       EUR    24(a)      --@
 Song Networks NV
   12.375%, 2/1/08                                             145(a)      16
   13.00%, 5/15/09                                             175         20
   13.00%, 5/15/09                                       $     350         42
 United Pan-Europe Communications NV, 'B'
   10.875%, 8/1/09                                             425(a)      13
-------------------------------------------------------------------------------
                                                                           91
===============================================================================
Nigeria (0.5%)
SOVEREIGN (0.5%)
 Central Bank of Nigeria Par Bond
   6.25%, 11/15/20                                             250        149
===============================================================================
Panama (1.4%)
SOVEREIGN (1.4%)
 Republic of Panama
   9.375%, 7/23/12                                             180        175
   9.375%, 4/1/29                                              100        102
   9.625%, 2/8/11                                              100         99
 Republic of Panama, PDI PIK Bond
   2.75%, 7/17/16                                               80         57
-------------------------------------------------------------------------------
                                                                          433
===============================================================================
Peru (0.7%)
SOVEREIGN (0.7%)
 Republic of Peru Front-Loaded
 Interest Reduction Bond
   4.00%, 3/7/17                                               360        217
===============================================================================
Philippines (1.6%)
SOVEREIGN (1.6%)
 Republic of Philippines
   8.375%, 3/12/09                                             220        222
   9.375%, 1/18/17                                             260        265
-------------------------------------------------------------------------------
                                                                          487
===============================================================================
Poland (1.0%)
CORPORATE (0.5%)
 Netia Holdings II BV
   10.25%, 11/1/07                                             250(a)      42
   13.125%, 6/15/09                                            100(a)      17
   13.50%, 6/15/09                                       EUR   130(a)      20
 PTC International Finance II SA
   11.25%, 12/1/09                                              80         81
-------------------------------------------------------------------------------
                                                                          160
===============================================================================

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                              FACE
                                                             AMOUNT     VALUE
                                                             (000)      (000)
-------------------------------------------------------------------------------
Poland (cont'd)
SOVEREIGN (0.5%)
 Republic of Poland
   3.75%, 10/27/24                                       $     180     $  148
-------------------------------------------------------------------------------
                                                                          308
===============================================================================
Qatar (0.4%)
SOVEREIGN (0.4%)
 State of Qatar
   9.75%, 6/15/30                                              100        124
===============================================================================
Russia (8.0%)
SOVEREIGN (8.0%)
 Russian Federation
   5.00%, 3/31/30                                              411        289
   10.00%, 6/26/07                                             460        498
   12.75%, 6/24/28                                             750        912
   (Raznoexport) FTO, NPL                                      656(a)     526
   (Tekser Insatt) FTO, NPL                                    183        147
   (Venshposyltorg) FTO, NPL                                    47(a)      36
-------------------------------------------------------------------------------
                                                                        2,408
===============================================================================
South Africa (0.8%)
SOVEREIGN (0.8%)
 Republic of South Africa
   7.375%, 4/25/12                                             230        242
===============================================================================
South Korea (2.0%)
CORPORATE (1.6%)
 Korea Electric Power Corp.
   6.375%, 12/1/03                                             280        293
   7.75%, 4/1/13                                               150        181
-------------------------------------------------------------------------------
                                                                          474
===============================================================================
SOVEREIGN (0.4%)
 Republic of South Korea
   8.875%, 4/15/08                                             100        125
-------------------------------------------------------------------------------
                                                                          599
===============================================================================
Tunisia (0.2%)
SOVEREIGN (0.2%)
 Central Bank of Tunisia
   7.375%, 4/25/12                                              60         60
===============================================================================
Turkey (0.4%)
SOVEREIGN (0.4%)
 Republic of Turkey
   12.375%, 6/15/09                                            130        122
===============================================================================
Ukraine (0.2%)
SOVEREIGN (0.2%)
 Ukraine Government
   11.00%, 3/15/07                                              48         50
===============================================================================
United Kingdom (1.5%)
CORPORATE (1.5%)
 British Sky Broadcasting Group plc
   8.20%, 7/15/09                                              270        274
 Colt Telecom Group plc
   7.625%, 7/31/08                                       DEM   204        107
 Dolphin Telecommunication plc
   0.00%, 6/1/08                                         EUR   190(a)      --@
 Dolphin Telecommunication plc, 'B'
   0.00%, 5/15/09                                        $     275(a,d)    --@
Esprit Telecom Group plc
   11.00%, 6/15/08                                       DEM   233(a)      --@
RSL Communications plc
   0.00%, 3/15/08                                              256(a)       3
   9.125%, 3/1/08                                        $     550(a)      14
   12.25%, 11/15/06                                             50(a)       1
 Telewest Communications plc
   0.00%, 4/15/09                                        GBP   225         51
-------------------------------------------------------------------------------
                                                                          450
===============================================================================
United States (40.3%)
CORPORATE (40.3%)
 Allied Waste North America, 'B'
   8.875%, 4/1/08                                        $     265        257
 American Cellular Corp.
   9.50%, 10/15/09                                              65          8
 American Tower Corp.
   9.375%, 2/1/09                                              150         89
 AmerisourceBergen Corp.
   8.125%, 9/1/08                                              140        147
 Anthem Insurance Co., Inc.
   9.125%, 4/1/10                                              145        177
 AOL Time Warner, Inc.
   6.875%, 5/1/12                                              110        100
 ArvinMeritor
   8.75%, 3/1/12                                                95        102
 AutoNation, Inc.
   9.00%, 8/1/08                                               100        102
 Avecia Group plc
   11.00%, 7/1/09                                               35         34
 BRL Universal Equipment
   8.875%, 2/15/08                                             155        158
 C.B. Richard Ellis Services, Inc.
   11.25%, 6/15/11                                             150        133
 CA FM Lease Trust
   8.50%, 7/15/17                                              202        218
 Calpine Corp.
   8.50%, 2/15/11                                              125         51
 Case Corp., 'B'
   6.25%, 12/1/03                                               65        63

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                              FACE
                                                             AMOUNT     VALUE
                                                             (000)      (000)
-------------------------------------------------------------------------------
United States (cont'd)
CORPORATE (CONT'D)
 Case Credit Corp.
   6.125%, 2/15/03                                       $      60     $   59
 Centennial Cellular
   10.75%, 12/15/08                                            140         73
 Charter Communications Holdings LLC
   0.00%, 1/15/11                                              115         40
   0.00%, 5/15/11                                               35         12
   10.25%, 1/15/10                                             100         62
 Chesapeake Energy Corp.
   8.125%, 4/1/11                                              240        240
 Collins & Aikman Products
   10.75%, 12/31/11                                            125        119
   11.50%, 4/15/06                                              55         50
 Corning, Inc. (Convertible)
   Zero Coupon, 11/8/15                                        230        101
 D.R. Horton, Inc.
   8.00%, 2/1/09                                               130        127
 Dana Corp.
   9.00%, 8/15/11                                              130        122
   9.00%, 8/15/11                                        EUR    65         56
 Dura Operating Corp., 'B'
   8.625%, 4/15/12                                       $     100         99
 Dynegy Holdings, Inc.
   6.875%, 4/1/11                                              120         35
 Echostar DBS Corp.
   9.125%, 1/15/09                                             200        188
   9.375%, 2/1/09                                               50         48
 Encompass Services Corp.
   10.50%, 5/1/09                                               75          9
 Equistar Chemicals LP
   10.125%, 9/1/08                                             100         90
 Exodus Communications, Inc.
   11.625%, 7/15/10                                            550(a,d)    33
 Fairchild Semiconductor Corp.
   10.375%, 10/1/07                                            100        103
 Fisher Scientific International, Inc.
   7.125%, 12/15/05                                             85         85
   9.00%, 2/1/08                                                20         21
 Foamex LP/ Capital Corp.
   10.75%, 4/1/09                                              120        108
 Focal Communications Corp., 'B'
   0.00%, 2/15/08                                              331         13
   11.875%, 1/15/10                                            279         25
 Ford Motor Credit Co.
   7.25%, 10/25/11                                              85         79
 Fresenius Medical Capital Trust II
   7.875%, 2/1/08                                              190        157
 Global Crossing Holding Ltd.
   8.70%, 8/1/07                                               500(a)       8
   9.625%, 5/15/08                                             500(a)       8
 Globalstar LP
   11.375%, 2/15/04                                            150(a)       5
   11.50%, 6/1/05                                               30(a)       1
 Globix Corp.
   12.50%, 2/1/10                                              365         66
 Hanover Equipment Trust, '01 A'
   8.50%, 9/1/08                                               105         98
 Hanover Equipment Trust, '01 B'
   8.75%, 9/1/11                                                55         51
 HCA, Inc.
   7.69%, 6/15/25                                              170        171
 HCA, Inc. MTN
   7.58%, 9/15/25                                              130        130
 Health Net, Inc.
   8.375%, 4/15/11                                             145        172
 Healthsouth Corp.
   7.625%, 6/1/12                                               55         38
 Hilton Hotels
   7.95%, 4/15/07                                              115        120
 HMH Properties, 'A'
   7.875%, 8/1/05                                              160        154
 HMH Properties, 'B'
   7.875%, 8/1/08                                               35         33
 Hollinger Participation
 Trust
   12.125%, 11/15/10                                           140        121
 Horseshoe Gaming Holding, 'B'
   8.625%, 5/15/09                                             140        146
 Huntsman ICI Chemicals
   10.125%, 7/1/09                                             225        187
   10.125%, 7/1/09                                       EUR   110         81
 Interep National Radio Sales, 'B'
   10.00%, 7/1/08                                        $      90         80
 Intermet Corp.
   9.75%, 6/15/09                                              110        104
 International Game
 Technology
   8.375%, 5/15/09                                             200        217
 ISP Holdings, Inc., 'B'
   10.625%, 12/15/09                                           245        220
 iStar Financial Inc.
   8.75%, 8/15/08                                              125        130
 Jet Equipment Trust, 'C1'
   11.79%, 6/15/13                                             175          9
 Johnsondiversey, Inc.
   9.625%, 5/15/12                                              75         75
   9.625%, 5/15/12                                       EUR    25         24
 Lear Corp., 'B'
   8.11%, 5/15/09                                        $      60         62

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

Statement of Net Assets (Cont'd)

                                                              FACE
                                                             AMOUNT     VALUE
                                                             (000)      (000)
-------------------------------------------------------------------------------
United States (cont'd)
CORPORATE (CONT'D)
 Louisiana Pacific Corp.
   8.875%, 8/15/10                                       $      50     $   54
   10.875%, 11/15/08                                           130        135
 Lyondell Chemical Co.
   9.625%, 5/1/07                                               65         60
 Magnum Hunter Resources, Inc.
   9.60%, 3/15/12                                               60         62
 Mail-Well I Corp.
   9.625%, 3/15/12                                             135         93
 Manitowoc Co., Inc., (The)
   10.375%, 5/15/11                                      EUR   120        121
 Metaldyne Corp.
   11.00%, 6/15/12                                       $     100         86
 Metromedia Fiber Network
   10.00%, 12/15/09                                            355(a)       1
 Michael Foods, Inc.
   11.75%, 4/1/11                                              145        159
 Millenium America, Inc.
   9.25%, 6/15/08                                              115        116
 Muzak LLC/Muzak Finance
   9.875%, 3/15/09                                              95         67
 National Steel Corp., 'D'
   9.875%, 3/1/09                                              340(a)     116
 Nextel Communications, Inc.
   0.00%, 9/15/07                                              225        188
 Nextmedia Operating, Inc.
   10.75%, 7/1/11                                              135        132
 NMHG Holding Co.
   10.00%, 5/15/09                                              40         40
 Omnicare, Inc., 'B'
   8.125%, 3/15/11                                             130        136
 ONO Finance plc
   14.00%, 2/15/11                                             175         39
 Oregon Steel Mills, Inc.
   10.00%, 7/15/09                                              85         85
 Owens-Illinois, Inc.
   7.50%, 5/15/10                                              245        205
 Park Place Entertainment
   7.875%, 12/15/05                                            145        149
   8.875%, 9/15/08                                             110        115
 Pegasus Communications, 'B'
   9.75%, 12/1/06                                               30         14
   12.50%, 8/1/07                                               15          7
 PG&E National Energy Group
   10.375%, 5/16/11                                            100         27
 Phelps Dodge Corp.
   8.75%, 6/1/11                                               140        142
 Pliant Corp.
   13.00%, 6/1/10                                               75         71
 Prime Hospitality Corp., 'B'
   8.375%, 5/1/12                                              130        123
 Primedia, Inc.
   8.875%, 5/15/11                                             130         98
 Primus Telecommunications Group, Inc.
   11.25%, 1/15/09                                             195         98
 PSEG Energy Holdings
   8.625%, 2/15/08                                             100         78
 PSINet, Inc.
    11.00%, 8/1/09                                             265         27
 PSINet, Inc., 'B'
   10.00%, 2/15/05                                             960         97
 RCN Corp.
   0.00%, 10/15/07                                             129         24
 RCN Corp., 'B'
   0.00%, 2/15/08                                              225         34
 Rhythms NetConnections, Inc.,'B'
   0.00%, 5/15/08                                              602          9
   14.00%, 2/15/10                                             193          5
 Riverwood International
   10.875%, 4/1/08                                             105        105
 Salem Communications Holding Corp., 'B'
   9.00%, 7/1/11                                               120        124
 Schuler Homes
   9.375%, 7/15/09                                              70         70
 Six Flags, Inc.
   8.875%, 2/1/10                                               95         78
 Smithfield Foods, Inc.
   7.625%, 2/15/08                                             290        274
 Solectron Corp.(Convertible)
   Zero Coupon, 11/20/20                                       260        103
 Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 5/1/07                                               60         58
   7.875%, 5/1/12                                              190        185
 Station Casinos, Inc.
   8.875%, 12/1/08                                              75         77
   9.875%, 7/1/10                                              150        161
 Stone Energy Corp.
   8.25%, 12/15/11                                              80         82
 Stoneridge, Inc.
   11.50%, 5/1/12                                               80         82
 Technical Olympic USA, Inc.
   9.00%, 7/1/10                                                70         64
   10.375%, 7/1/12                                              85         78
 Tekni-Plex, Inc.
   12.75%, 6/15/10                                              35         34
 Tekni-Plex, Inc., 'B'
   12.75%, 6/15/10                                              35         34
 Tesoro Petroleum Corp.
   9.625%, 4/1/12                                              165         92

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                              FACE
                                                             AMOUNT     VALUE
                                                             (000)      (000)
-------------------------------------------------------------------------------
United states (cont'd)
CORPORATE (CONT'D)
 Toll Corp.
   8.25%, 2/1/11                                         $     245     $  241
 Trimas Corp.
   9.875%, 6/15/12                                              95         93
 UCAR Finance, Inc.
   10.25%, 2/15/12                                             105        100
 Venetian Casino Resort
   11.00%, 6/15/10                                             110        108
 Viatel, Inc.
   0.00%, 4/15/08                                          630 (d)          2
   Vintage Petroleum, Inc.
   8.625%, 2/1/09                                               50         49
   9.75%, 6/30/09                                              125        128
 Waste Management, Inc.
   6.875%, 5/15/09                                             185        188
   7.125%, 12/15/17                                             40         40
   7.65%, 3/15/11                                               50         53
 Winstar Communications
   0.00%, 4/15/10                                        3,765 (a)         --@
 WorldCom, Inc. - WorldCom Group
   6.95%, 8/15/28                                           85 (a)         10
   8.25%, 5/15/31                                          280 (a)         34
 XM Satellite Radio, Inc.
   14.00%, 3/15/10                                              60         25
 XO Communications, Inc.
   0.00%, 4/15/08                                          545 (a)          3
   10.75%, 11/15/08                                        325 (a)          2
   10.75%, 6/1/09                                           75 (a)         --@
 Young Broadcasting, Inc.
   10.00%, 3/1/11                                              140        126
-------------------------------------------------------------------------------
                                                                       12,220
===============================================================================
Venezuela (3.7%)
SOVEREIGN (3.7%)
 Republic of Venezuela
   9.25%, 9/15/27                                              730        484
 Republic of Venezuela Debt
 Conversion Bond, 'DL'
   2.875%, 12/18/07                                            655        496
 Republic of Venezuela Par Bond
   6.75%, 3/31/20                                              190        152
-------------------------------------------------------------------------------
                                                                        1,132
===============================================================================
TOTAL DEBT INSTRUMENTS
   (Cost $43,086)                                                      29,151
===============================================================================

                                                            SHARES
-------------------------------------------------------------------------------
COMMON STOCKS (0.1%)
===============================================================================
Sweden (0.0%)
 Song Networks Holding AB ADR                                3,288(b)      --@
===============================================================================


                                                            SHARES
-------------------------------------------------------------------------------
United States (0.1%)
 Focal Communications Corp.                                  3,714(b)  $    2
 Motient Corp.                                              19,402(b)      16
-------------------------------------------------------------------------------
                                                                           18
===============================================================================
TOTAL COMMON STOCKS
   (Cost $466)                                                             18
PREFERRED STOCKS (1.9%)
===============================================================================
 Mexico (0.0%)
 Maxcom Telecomunicaciones,
   Class A                                                  15,300(d)      --@
   Class B1                                                    943(d)      --@
   Class N1                                                 19,733(d)       1
-------------------------------------------------------------------------------
                                                                            1
===============================================================================
United States (1.9%)
 Broadwing Communications                                      319         32
   Corp., 'B' 12.50%
 Crown Castle International                                      1         --@
   Corp., PIK 12.75%
 Dobson Communications                                         405        105
   Corp., PIK 13.00%
 Intermedia Communications,                                     58(b)       1
   Inc., 'B' PIK 13.50%
 McLeod USA, Inc., 2.50%                                     1,472          2
 Nextel Communications, Inc., 'D'
   PIK 13.00%                                                  175        123
 Paxson Communications                                          18(b)      97
  Corp., PIK 13.25%
 Primedia, Inc., 'D' 10.00%                                    260          9
 Primedia, Inc., 'F' 9.20%                                     370         13
 TNP Enterprises, Inc., 'D'                                    204(b)     178
   PIK 14.50%
 XO Communications, Inc.                                     2,764         --@
   14.00%
 XO Communications, Inc., 'E' PIK
   13.50%                                                      295         --@
-------------------------------------------------------------------------------
                                                                          560
===============================================================================
TOTAL PREFERRED STOCKS
  (Cost $1,607)                                                           561
===============================================================================


                                                           NO. OF
                                                           RIGHTS
-------------------------------------------------------------------------------
RIGHTS (0.0%)
-------------------------------------------------------------------------------
Mexico (0.0%)
 United Mexican States Value
   Recovery Rights, 6/30/03
   (Cost $--@)                                          5,208,000 (b)      13

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

STATEMENT OF NET ASSETS
September 30, 2002 (Unaudited)

STATEMENT OF NET ASSETS (CONT'D)

                                                          NO. OF       VALUE
                                                         WARRANTS      (000)
-------------------------------------------------------------------------------
WARRANTS (0.0%)
-------------------------------------------------------------------------------
Canada (0.0%)
 GT Group Telecom, Inc.,
   expiring 2/1/10                                          6,250(b,d) $   --@
===============================================================================
Colombia (0.0%)
 Occidente y Caribe Celular,                               25,790(b)       --@
   expiring 3/15/04
===============================================================================
Mexico (0.0%)
 Maxcom Telecomunicaciones,                                   150(b)       --@
   expiring 4/1/07
===============================================================================
UNITED STATES (0.0%)
 McLeod USA, Inc.,
   expiring 4/16/07                                         3,262(b)       --@
 ONO Finance plc, `B',
   expiring 3/16/11                                           175(b,d)     --@
 SW Acquisition,
   expiring 4/1/11                                            220(b)        6
 XM Satellite Radio, Inc.,
   expiring 3/15/10                                         1,550(b)       --@
-------------------------------------------------------------------------------
                                                                            6
===============================================================================
Venezuela (0.0%)
 Republic of Venezuela,
   expiring 4/15/20                                           950(b)       --@
===============================================================================
TOTAL WARRANTS
   (Cost $38)                                                              6
===============================================================================


                                                             FACE
                                                            AMOUNT
                                                             (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.9%)
===============================================================================
United states (1.9%)
REPURCHASE AGREEMENT (1.6%)
 J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02,
   due 10/1/02                                           $     466(c)     466
-------------------------------------------------------------------------------
U.S. TREASURY BILL (0.3%)
 United States Treasury Bill,
   1.63%, 1/16/03                                              100         99
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $565)                                                              565
===============================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.0%)
 Euro
 (Cost $11)                                              EUR    11         11
-------------------------------------------------------------------------------
TOTAL INVESTMENTS ( 100.0%)
 (Cost $45,773)                                                      $30,325
===============================================================================
OTHER ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
 Other Assets                                            $     800
 Liabilities                                                (6,705)    (5,905)
===============================================================================
NET ASSETS
 Applicable to 4,190,803 issued and outstanding
   $ 0.01 par value shares
   (100,000,000 shares authorized)                                   $ 24,420
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            $   5.83
===============================================================================

(a)--Security is in default.
(b)--Non-income producing.
(c)--The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(d)--Investments valued at fair value. At September 30, 2002, theFund held $64,000 of fair-valued securities, representing 0.3% of net assets.
  @--Value is less than $500.
ADR--American Depository Receipts.
DEM--German Mark.
EUR--Euro.
FTO--Foreign Trade Obligation.
GBP--British Pound.
MTN--Medium Term Note.
NPL--Non-Performing Loan.
PDI--Past Due Interest.
PIK--Payment-in-Kind. Income may be paid in additional securitiesor cash at the discretion of the issuer.